Securities Act Registration No. 333 -146552

Investment Company Act Registration No. 811 -22131

FORM N-1A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___ ☐

Post-Effective Amendment No. 33 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34 ☒

(Check appropriate box or boxes.)

Miller Investment Trust

(Exact Name of Registrant as Specified in Charter)

20 William Street

Wellesley, Massachusetts 02481

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (781) 416-4000

Greg Miller

20 William Street

Wellesley, Massachusetts 02481

(Name and Address of Agent for Service)

With copy to:

Bibb L. Strench, Esq.

Thompson Hine LLP 1919 M Street, N.W. Suite 700

Washington, D.C. 20036

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐Immediately upon filing pursuant to paragraph (b)

☒On October 21, 2021 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 32 to its Registration Statement until October 21, 2021. Post-Effective Amendment No. 32 to the Trust’s Registration Statement relates to the Miller Market Neutral Income Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, filed on July 26, 2021, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wellesley, Commonwealth of Massachusetts, on the 7th day of October, 2021.

Miller Investment Trust*

*By: /s/ Michael Miller

Michael Miller

Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Name	Title	Date
/s/ Michael Miller	Secretary, Treasurer	October 7, 2021
Greg Miller*	President, Principal Executive Officer, Principal Fnancial Officer, and Trustee	October 7, 2021
Michael Blank*	Trustee	October 7, 2021
Neal Chorney*	Trustee	October 7, 2021
Daniel Mainzer*	Trustee	October 7, 2021

*By: /s/ Michael Miller

Michael Miller

Attorney-in-Fact pursuant to Powers of Attorney previously filed on February 28th, 2020.